Investment Objectives and Goals	Aug. 01, 2026
Davenport Core Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary Davenport Core Leaders Fund
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	The investment objective of the Davenport Core Leaders Fund (the “Core Leaders Fund” or the “Fund”) is long-term growth of capital.
Davenport Value & Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davenport Value & Income Fund
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]

The investment objective of the Davenport Value & Income Fund (the “Value & Income Fund” or the “Fund”) is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Davenport Equity Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davenport Equity Opportunities Fund
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	The investment objective of the Davenport Equity Opportunities Fund (the “Equity Opportunities Fund” or the “Fund”) is long-term capital appreciation.
Davenport Small Cap Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davenport Small Cap Focus Fund
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	The investment objective of the Davenport Small Cap Focus Fund (the “Small Cap Focus Fund” or the “Fund”) is long-term capital appreciation.
Davenport Insider Buying Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davenport Insider Buying Fund
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	The investment objective of the Davenport Insider Buying Fund (the “Insider Buying Fund” or the “Fund”) is long-term growth of capital.
Davenport Balanced Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davenport Balanced Income Fund
Objective [Heading]	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	The investment objective of the Davenport Balanced Income Fund (the “Balanced Income Fund” or the “Fund”) is current income and an opportunity for long-term growth.
Government Street Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	The Government Street Equity Fund
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of The Government Street Equity Fund (the “Fund”) is to seek capital appreciation.
Government Street Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	The Government Street Opportunities Fund
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of The Government Street Opportunities Fund (the “Fund”) is to seek capital appreciation.
Jamestown Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of The Jamestown Equity Fund (the “Fund”) is long-term growth of capital.